Related Party Transactions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2022 CNY (¥)
The Company billed related parties for: [Abstract]
Sales of products billed to related parties	$ 1,012	$ 1,038	$ 758
Joint venture partners [Member]
Related party [Line Items]
Description of transaction	These related party transactions include the sales and purchases of goods in the normal course of business as well as certain financing arrangements. In addition, under contractual arrangements with certain of our equity investees, we receive certain services, utilities and materials at some of our manufacturing sites, and we provide certain services to our equity investees.
Guarantee of joint venture indebtedness	$ 20
The Company billed related parties for: [Abstract]
Sales of products billed to related parties	1,012	1,038	758
Shared service agreements billed to related parties	2	13	6
Related parties billed the Company for: [Abstract]
Sales of products billed the company	4,837	4,348	2,682
Shared service agreements billed the company	94	$ 85	$ 75
Bora LyondellBasell Petrochemical Co. Ltd. [Member]
Related party [Line Items]
Related party notes receivable	$ 43			¥ 300